Share-based compensation - SOP II and II+ (Details) $ / shares in Units, $ in Thousands	Jun. 15, 2014 shares	May 12, 2014 $ / shares shares	Feb. 12, 2014 $ / shares shares	Dec. 31, 2013 USD ($) shares	Jun. 15, 2013 employee $ / shares shares	Jun. 15, 2012 shares	Dec. 15, 2011 $ / shares shares	Mar. 31, 2015 shares
Stock option | US employees
Share-based compensation
Number of shares exchanged held by US employees						84,700
Stock option | Vesting based on service conditions
Share-based compensation
Number of shares granted		5,671
Fair value assumptions
Share price (in dollars per share) | $ / shares		$ 27.45
Restricted shares | Vesting based on service conditions | US participants
Share-based compensation
Number of shares granted			5,883
Fair value assumptions
Share price (in dollars per share) | $ / shares			$ 37.79
SOP II and SOP II+
Share-based compensation
Number of new shares issued	123,470
SOP II and SOP II+ | US participants
Share-based compensation
Number of new shares issued					116,788
Fair value assumptions
Share price (in dollars per share) | $ / shares					$ 18.82
Risk-free interest rate (as a percent)					3.10%
SOP II and SOP II+ | Restricted shares
Vested and exercisable
Number of instruments								112,896
Number of outstanding shares								0
SOP II and SOP II+ | Restricted shares | US participants
Share-based compensation
Number of new shares issued					2,632
SOP II | Stock option
Share-based compensation
Number of shares granted							585,032
Fair value assumptions
Share price (in dollars per share) | $ / shares							$ 15.25
Expected dividend yield (as a percent)							1.90%
Risk-free interest rate (as a percent)							5.30%
SOP II | Stock option | Vesting on June 15, 2012
Share-based compensation
Number of options vesting (in shares)							141,372
SOP II | Stock option | Vesting on June 15, 2013
Share-based compensation
Number of options vesting (in shares)							151,508
SOP II | Stock option | Vesting on June 15, 2014
Share-based compensation
Number of options vesting (in shares)							292,152
SOP II | Stock option | Vesting based on performance conditions
Share-based compensation
Number of shares cancelled subject to certain performance conditions				143,808
Total expenses cancelled | $				$ 1,695
SOP II+ | Stock option
Share-based compensation
Number of shares granted					18,900
Number of employees | employee					2
SOP II+ | Stock option | Vesting on June 15, 2013
Share-based compensation
Vesting awards (in shares)					6,748
SOP II+ | Stock option | Vesting on June 15, 2014
Share-based compensation
Vesting awards (in shares)					12,152